CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	200,000	200,000
Preferred stock, shares issued (in shares)	74,426	74,426
Preferred stock, shares outstanding (in shares)	74,426	74,426
Preferred stock, liquidation preference	$ 81,023	$ 77,085
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	8,491,526	7,860,483
Common stock, shares outstanding (in shares)	8,491,526	7,860,483